Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt

Debt consists of the following:

	Successor December 31, 2013	Predecessor December 31, 2012
First Lien Credit Agreement with quarterly principal payments, maturing on August 28, 2020; interest rate of LIBOR (with a 1% floor) plus 3.75%; average annual interest rate of 4.75%, before original issue discount	$413,962	—
Second Lien Credit Agreement maturing on February 26, 2021; interest rate of LIBOR (with a 1% floor) plus 7.75%; average annual interest rate of 8.75%, before original issue discount	155,000	—
Borrowings under First Lien Credit Agreement Revolver	—	—
Less: Original issue discount (net of amortization)	(4,888)	—

Total debt	$564,074	—
Less: Current portion of long-term debt	(4,150)	—

Long-term debt	$559,924	—

Summary of Future Minimum Principal Payments Due under First Lien Credit Agreement	The table below shows the future minimum principal payments due under the First Lien Credit Agreement.

(in thousands)	Amount Due
Remaining 2014	$—
2015	—
2016	—
2017	—
2018	—
Thereafter	$376,988
The table below shows the future minimum principal payments due under the credit agreements.

Amount Due
in thousands
2014	$4,150
2015	4,150
2016	4,150
2017	4,150
2018	4,150
Thereafter	548,212